Leases - Summary of Lease Items Recognized in Combined Statements Of Loss And Other Comprehensive Loss (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Leases Recognized In Comprehensive Income Statement [Line Items]
Depreciation charge of right-of-use assets	¥ 9,219	¥ 6,515	¥ 3,537
Interest expense (included in finance cost)	1,089	1,097	300
Expense relating to short-term leases not included in lease liabilities (included in cost of revenues, selling and marketing expenses, administrative expenses and research and development expenses)	9,739	3,837
Total	20,047	11,449	3,837
Office Building [Member]
Disclosure Of Detailed Information About Leases Recognized In Comprehensive Income Statement [Line Items]
Depreciation charge of right-of-use assets	4,386	4,523	¥ 3,537
Charging Stations [Member]
Disclosure Of Detailed Information About Leases Recognized In Comprehensive Income Statement [Line Items]
Depreciation charge of right-of-use assets	¥ 4,833	¥ 1,992